Financial assets at fair value through profit or loss - Debt Securities FVTPL (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities Held [Abstract]
Government securities	$ 1,396,145	$ 1,381,603
Private securities - Corporate bonds	780	41,415
TOTAL	$ 1,396,925	$ 1,423,018